SEGMENT INFORMATION AND DISAGGREGATION OF REVENUES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information And Disaggregation Of Revenues
SEGMENT INFORMATION AND DISAGGREGATION OF REVENUES

NOTE 7. SEGMENT INFORMATION AND DISAGGREGATION OF REVENUES

The Company operates in two operating segments: Grocery and Wellness. In accordance with ASC 280, these segments have been aggregated into a single reportable segment because they share similar economic characteristics and meet all aggregation criteria, including similar nature of products sold, product acquisition process, customer base, distribution methods, and regulatory environment.

The Company’s CODM reviews financial results and allocates resources at the consolidated level, as the aggregated segments operate as one integrated business unit. No segment-specific financial metrics are used by the CODM to assess performance.

The Company adopted ASU 2023-07 effective January 1, 2024, on a retrospective basis. As the Company operates as a single reportable segment, the adoption did not have an impact on the Company’s consolidated financial statements. However, it did result in enhanced disclosures related to segment expenses and reconciliations to consolidated totals. Specifically, the Company has begun disclosing segment-specific expenses that are regularly reviewed by the CODM, Jeffrey Holman, the Company’s Chief Executive Officer, in accordance with the new standard.

The following table summarizes the significant segment expenses:

	Three Months Ended March 31,
	2025	2024
Advertising	$157,872	$158,069
Payroll and Benefits	3,896,602	3,322,550
Occupancy	1,823,446	1,420,209
Depreciation and Amortization	429,910	363,141
Bank Service Charges and Merchant Account Fees	400,269	300,539
Other selling, general and administrative expenses	461,918	396,407
Total significant reporting segment expenses	$7,170,017	$5,960,915

The following table summarizes the reconciliations of reportable segment profit or loss and assets to the Company’s consolidated totals:

	Three Months Ended March 31,
	2025	2024
Segment net operating income (loss)	$681,893	$93,460
Unallocated amount	(1,091,568)	(695,206)
Consolidated loss from operation	$(409,675)	$(601,746)

	March 31, 2025	December 31, 2024
Total reporting segment assets	$31,878,125	$30,698,054
Unallocated amount	2,207,084	3,414,463
Consolidated total assets	$34,085,209	$34,112,517

When the Company prepares its internal management reporting to evaluate business performance, we disaggregate revenue into the following categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors, including the nature of products sold, product acquisition processes, customer types, distribution methods, and regulatory environments.

	March 31, 2025	March 31, 2024
Retail Grocery	$18,452,867	$13,478,803
Food service/restaurant	1,786,799	2,414,995
Online/eCommerce	19,940	560
Total revenue	$20,259,606	$15,894,358

The Company does not have significant revenue recognized over time due to the nature of retail store operations. The Company recognizes revenue at a point in time when control of goods or services transfers to the customer. Revenue is recognized as follows:

●	Retail Sales: At the point of sale when payment is received, products are physically transferred, and title passes.
●	Advertising Services (COOP Revenue): When promotional materials are distributed to end-user customers.

NOTE 5. SEGMENT REPORTING AND DISAGGREGATION OF REVENUES

The Company operates in two operating segments: Grocery and Wellness. In accordance with ASC 280, these segments have been aggregated into a single reportable segment because they share similar economic characteristics and meet all aggregation criteria, including similar nature of products sold, product acquisition process, customer base, distribution methods, and regulatory environment.

The Company’s CODM reviews financial results and allocates resources at the consolidated level, as the aggregated segments operate as one integrated business unit. No segment-specific financial metrics are used by the CODM to assess performance.

The Company adopted ASU 2023-07 effective January 1, 2024, on a retrospective basis. As the Company operates as a single reportable segment, the adoption did not have an impact on the Company’s consolidated financial statements. However, it did result in enhanced disclosures related to segment expenses and reconciliations to consolidated totals. Specifically, the Company has begun disclosing segment-specific expenses that are regularly reviewed by the CODM, Jeffrey Holman, the Company’s Chief Executive Officer, in accordance with the new standard. This adoption did not have an impact on the Company’s consolidated financial statements.

The following table summarizes the significant segment expenses:

	For the Years Ended December 31,
	2024	2023
Advertising	$581,357	$564,405
Payroll and Benefits	13,963,361	12,645,985
Occupancy	6,573,925	5,280,405
Depreciation and Amortization	1,576,457	1,431,816
Bank Service Charges and Merchant Account Fees	1,331,637	927,863
Other selling, general and administrative expenses	1,680,001	1,368,736
Goodwill impairment	-	6,104,000
Total significant reporting segment expenses	$25,706,738	$28,323,210

The following table summarizes the reconciliations of reportable segment profit or loss and assets to the Company’s consolidated totals:

	For the Years Ended December 31,
	2024	2023
Segment net operating income (loss)	$1,358,571	$(7,974,985)
Unallocated amount	(3,136,049)	(2,549,084)
Consolidated loss from operation	$(1,777,478)	$(10,524,069)

	For the Years Ended December 31,
	2024	2023
Total reporting segment assets	$30,698,054	$28,432,560
Unallocated amount	3,414,463	-
Consolidated total assets	$34,112,517	$28,432,560

When the Company prepares its internal management reporting to evaluate business performance, we disaggregate revenue into the following categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors, including the nature of products sold, product acquisition processes, customer types, distribution methods, and regulatory environments.

	December 31, 2024	December 31, 2023
Retail Grocery	$60,690,718	$47,243,163
Food service/restaurant	8,679,160	8,440,245
Online/eCommerce	925	6,385
Total revenue	$69,370,803	$55,689,793

The Company does not have significant revenue recognized over time due to the nature of retail store operation. The Company recognizes revenue at a point in time when control of goods or services transfers to the customer. Revenue is recognized as follows:

●	Retail Sales: At the point of sale when payment is received, products are physically transferred, and title passes.
●	Advertising Services (COOP Revenue): When promotional materials are distributed to end-user customers.